SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION (Statements of Operations)(Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended		68 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016
Supplemental Guarantor Financial Information Statement of Operations [Line Items]
Sales	$ 1,364.0		$ 535.4		$ 2,712.2	$ 1,053.4
Cost of goods sold	1,236.9		445.5		2,412.3	878.7
Selling and administration	79.3		39.9		167.4	86.9
Restructuring charges	8.2	$ 92.8	0.7	$ 1.2	101.0	1.9	$ 137.7
Acquisition-related costs	16.3		10.5		26.5	20.9
Other operating (expense) income	(0.2)		42.4		10.7	42.2
Operating income (loss)	23.1		81.2		15.7	107.2
Earnings of non-consolidated affiliates	0.4		0.4		0.6	0.8
Equity (loss) income in subsidiaries	0.0		0.0		0.0	0.0
Interest Expense	47.6		18.2		96.1	25.3
Interest income	0.5		0.3		0.8	0.6
Income (loss) before taxes	(23.6)		63.7		(79.0)	83.3
Income tax (benefit) provision	(22.6)		21.4		(40.1)	27.9
Net income	(1.0)		42.3		(38.9)	55.4
Parent Guarantor [Member]
Supplemental Guarantor Financial Information Statement of Operations [Line Items]
Sales	329.8		333.8		650.5	656.9
Cost of goods sold	285.4		292.3		560.7	567.0
Selling and administration	36.0		23.3		72.8	58.6
Restructuring charges	0.3		0.3		0.6	0.3
Acquisition-related costs	15.1		10.5		25.3	20.9
Other operating (expense) income	(0.6)		(0.6)		(1.1)	(1.2)
Operating income (loss)	(7.6)		6.8		(10.0)	8.9
Earnings of non-consolidated affiliates	0.4		0.4		0.6	0.8
Equity (loss) income in subsidiaries	7.6		46.3		(21.2)	61.4
Interest Expense	10.3		18.4		21.0	26.3
Interest income	0.7		0.9		1.5	1.7
Income (loss) before taxes	(9.2)		36.0		(50.1)	46.5
Income tax (benefit) provision	(8.2)		(6.3)		(11.2)	(8.9)
Net income	(1.0)		42.3		(38.9)	55.4
Subsidiary Issuer [Member]
Supplemental Guarantor Financial Information Statement of Operations [Line Items]
Sales	0.0		0.0		0.0	0.0
Cost of goods sold	0.0		0.0		0.0	0.0
Selling and administration	0.0		0.0		0.0	0.0
Restructuring charges	0.0		0.0		0.0	0.0
Acquisition-related costs	0.0		0.0		0.0	0.0
Other operating (expense) income	0.0		0.0		0.0	0.0
Operating income (loss)	0.0		0.0		0.0	0.0
Earnings of non-consolidated affiliates	0.0		0.0		0.0	0.0
Equity (loss) income in subsidiaries	15.7		0.0		59.3	0.0
Interest Expense	37.8		0.0		76.0	0.0
Interest income	0.0		0.0		0.0	0.0
Income (loss) before taxes	(22.1)		0.0		(16.7)	0.0
Income tax (benefit) provision	(14.9)		0.0		(28.2)	0.0
Net income	(7.2)		0.0		11.5	0.0
Subsidiary Non-Guarantor [Member]
Supplemental Guarantor Financial Information Statement of Operations [Line Items]
Sales	1,154.7		314.6		2,296.0	604.0
Cost of goods sold	1,072.0		266.2		2,085.9	519.2
Selling and administration	43.3		16.6		94.6	28.3
Restructuring charges	7.9		0.4		100.4	1.6
Acquisition-related costs	1.2		0.0		1.2	0.0
Other operating (expense) income	0.4		43.0		11.8	43.4
Operating income (loss)	30.7		74.4		25.7	98.3
Earnings of non-consolidated affiliates	0.0		0.0		0.0	0.0
Equity (loss) income in subsidiaries	0.0		0.0		0.0	0.0
Interest Expense	0.9		1.2		1.9	1.7
Interest income	1.2		0.8		2.1	1.6
Income (loss) before taxes	31.0		74.0		25.9	98.2
Income tax (benefit) provision	0.5		27.7		(0.7)	36.8
Net income	30.5		46.3		26.6	61.4
Eliminations [Member]
Supplemental Guarantor Financial Information Statement of Operations [Line Items]
Sales	(120.5)		(113.0)		(234.3)	(207.5)
Cost of goods sold	(120.5)		(113.0)		(234.3)	(207.5)
Selling and administration	0.0		0.0		0.0	0.0
Restructuring charges	0.0		0.0		0.0	0.0
Acquisition-related costs	0.0		0.0		0.0	0.0
Other operating (expense) income	0.0		0.0		0.0	0.0
Operating income (loss)	0.0		0.0		0.0	0.0
Earnings of non-consolidated affiliates	0.0		0.0		0.0	0.0
Equity (loss) income in subsidiaries	(23.3)		(46.3)		(38.1)	(61.4)
Interest Expense	(1.4)		(1.4)		(2.8)	(2.7)
Interest income	(1.4)		(1.4)		(2.8)	(2.7)
Income (loss) before taxes	(23.3)		(46.3)		(38.1)	(61.4)
Income tax (benefit) provision	0.0		0.0		0.0	0.0
Net income	$ (23.3)		$ (46.3)		$ (38.1)	$ (61.4)